Acquisitions and Other	12 Months Ended
Dec. 31, 2020
Business Combinations 1 [Abstract]
Acquisitions and Other

3. Acquisitions and Other
InfraRed Capital Partners
On July 1, 2020, we acquired 80% of InfraRed Capital Partners ("InfraRed"), a UK-based global infrastructure and real estate investment manager, as well as the ability to acquire the remaining interest in the future. InfraRed is reported in the SLC Management business unit within our Asset Management business segment. Consideration included approximately $517 in cash and $29 of contingent consideration to the former owners of InfraRed. InfraRed's infrastructure platform focuses on value-add investing in both greenfield and brownfield assets worldwide across social, transportation, and renewable energy sectors; while InfraRed's real estate platform is a combination of European and Asian value-add strategies. This acquisition provided SLC Management with capabilities in infrastructure equity, a fit with SLC Management’s mission to provide a broad spectrum of solutions built on alternative asset classes and liability-driven investing strategies.

The fair values of the identifiable assets and liabilities acquired were:

As at July 1, 2020
Intangible assets	$357
Net assets	97
Deferred tax liabilities	(67)
Total identifiable net assets at fair value	387
Financial liability	(129)
Goodwill arising on acquisition(1)	288
Total consideration(2)	$546
(1)    Goodwill of $288 reflects InfraRed’s non-contractual customer relationships.
(2)    Amount includes $29 of contingent consideration.

The fair values of the identifiable assets and liabilities are subject to refinement and may be retroactively adjusted to reflect new information obtained about facts and circumstances that existed at the acquisition date during the measurement period.

The non-controlling interest ("NCI") of 20% will be recognized as a financial liability initially measured at fair value and subsequently measured at amortized cost. Any changes to the carrying value of the financial liability will be recognized in the Consolidated Statements of Operations. As part of the transaction, InfraRed minority shareholders have the option to require us to purchase their shares in 2024. We have a call option to acquire the remaining outstanding shares in InfraRed commencing in 2025.
BentallGreenOak
On July 1, 2019, we acquired 56% of BentallGreenOak ("BGO"), which was the product of the merger of the Bentall Kennedy group of companies ("Bentall Kennedy") and GreenOak Real Estate ("GreenOak"), a global real estate investment firm. The former GreenOak shareholders hold the remaining interest in BGO. Total consideration of $411 included approximately $192 in cash and 44% of our interest in Bentall Kennedy which, valued on a discounted cash flow basis, represents consideration of $219. The combined entity is reported in our Asset Management business segment.
The fair values of the identifiable assets and liabilities acquired were:

As at July 1, 2019
Intangible assets	$238
Net assets	23
Deferred tax liabilities	(48)
Total identifiable net assets at fair value	213
Non-controlling interests(1)	(339)
Goodwill arising on acquisition	537
Total consideration	$411

(1)     We have elected to measure NCI at fair value for this acquisition. The fair value was determined by calculating the proportionate share of the present value of future cash flows relating to NCI. Significant assumptions inherent in the valuation of NCI include the estimated after-tax cash flows expected to be received and an assessment of the appropriate discount rate.

This transaction has two additional components ("Additional components"):
A.We have the option to acquire the remaining outstanding shares in BGO commencing in 2026 ("call option"), and BGO minority shareholders have the option to require us to purchase their shares in 2027 ("put option").
B.In addition to our 56% ownership interest in BGO, we have acquired the right to 75% of former GreenOak shareholders’ share of BGO’s earnings for the period from July 2019 to December 2027. Consideration is to be paid in quarterly instalments over that period ("deferred payments").

The present values of the put option and deferred payments are calculated using our incremental borrowing rate; the subsequent interest expense recorded using the effective interest method will be recognized in the Consolidated Statements of Operations. Subsequent revisions to the expected exercise price payable for the put option will be recognized in the Consolidated Statements of Operations. If the put option expires unexercised or is cancelled, the carrying value of the financial liability will be released first to NCI, with excess amounts if any recognized against Retained earnings. If the call option is exercised, the liabilities relating to the Additional components will be extinguished and recognized against Retained earnings.

The Additional components are financial liabilities. Amounts were initially measured at the present value of $951 for the put option and $467 for the deferred payments in Other liabilities, with a corresponding reduction to NCI, limited to the original amount recorded upon the acquisition of BGO. Excess amounts were recognized against Retained earnings. At the date of acquisition, the impact to our assets, liabilities, and equity is as follows:

As at July 1, 2019	Share purchase	Additional components		Total
Cash consideration	$(192)		$—	$(192)
Net assets	23		—	23
Intangible assets	238		—	238
Goodwill(1)	537		—	537
Total assets	$606		$—	$606
Deferred tax liability	$(48)		$—	$(48)
Put option liability	—		(951)	(951)
Deferred payments liability	—		(467)	(467)
Total liabilities	$(48)		$(1,418)	$(1,466)
Non-controlling interests - Bentall Kennedy	$(171)	(2)	$171	$—
Non-controlling interests - GreenOak(3)	(339)		324	(15)
Retained earnings	(48)	(2)	923	875
Total equity	$(558)		$1,418	$860

(1) Goodwill of $537 reflects GreenOak’s non-contractual customer relationships. Approximately $285 of goodwill is tax-deductible.
(2) The aggregate amount of $219 represents the fair value of our interest in Bentall Kennedy transferred as consideration.
(3) The remaining $15 represents specifically identifiable assets where the risks and rewards accrue to the former GreenOak shareholders and are distributed through a separate class of shares.
Acquisitions and Other in Asia
On October 17, 2019, we entered into a 15-year bancassurance partnership with Tien Phong Commercial Bank ("TPBank"). TPBank is fast growing with a strong Client focus, and is a digital leader in Vietnam. The new partnership aligns with our strategic priority to be a leader in Asia through distribution excellence. The agreement includes an initial payment of approximately $107, which was funded with internal resources. The initial payment is capitalized as an intangible asset and will be amortized over 15 years based on a units-of-production method.